Other non financial assets, non-current	12 Months Ended
Mar. 31, 2018
Other non financial assets, non-current
Other non financial assets, non-current

24. Other non financial assets, non-current

	March 31,
	2017	2018
Fair value adjustment—financial assets	11,818	13,168
Restricted asset	70,586	103,771

Total	82,404	116,939

        Fair value adjustment—financial assets represents unamortised portion of the difference between the fair value of the financial assets (security deposit) on initial recognition and the amount paid.

        Restricted asset include INR 69,063 (March 31, 2017: 37,117) in respect of mandatory pre-deposit required for service tax and income tax appeal proceedings in India, INR 8,468 (March 31, 2017: 8,468) in respect of refund claim application with the service tax authorities, INR 25,000 (March 31, 2017: INR 25,000) paid in relation to an investigation initiated by Directorate General of Central Excise Intelligence (DGCEI) for certain service tax matters in India. The service tax amount has been paid under protest and the Group strongly believes that it is not probable the demand will materialize.